Other receivables, deposits and prepayments (Details Narrative) - Bitmain Technologies Limited [Member]	12 Months Ended
Dec. 31, 2023 USD ($) Integer
Prepayments, other receivables, deposits	$ 2,374,700
Irrevocable order of supercomputing servers | Integer	1,140
Prepayments for fleet of machines	$ 397,000
Deposits for electicity	$ 375,000